Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Equity method investments:
Sub total	$ 3,991,012	$ 5,409,673
Less: impairment	(971,731)	(28,232)
Total	3,019,281	5,381,441
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Sub total	37,056	55,324
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Sub total	1,435,832	1,568,455
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”) [Member]
Equity method investments:
Sub total	1,148,665	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”) [Member]
Equity method investments:
Sub total		1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Sub total	430,750	470,537
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Sub total	287,167	313,691
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Equity method investments:
Sub total	227,970	249,027
Chengdu Zhongfuze Management LLP(“Zhongfuze”) [Member]
Equity method investments:
Sub total	71,792	78,423
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Sub total	71,792	78,423
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Equity method investments:
Sub total	71,792	78,423
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”) [Member]
Equity method investments:
Sub total	71,792	78,423
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Sub total	71,792	78,423
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Sub total	38,767	42,348
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Sub total	$ 25,845	$ 28,232